Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.2%
STORE Master Funding I-VII
Series 2018-1A, Class A1,
3.96%, 10/20/2048 (A)	$ 384,160	$ 401,377

Total Asset-Backed Security (Cost $384,060)		401,377

CORPORATE DEBT SECURITIES - 22.1%
Banks - 11.8%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 4.00% (B), 10/16/2020 (C)	779,000	769,842
Bank of America Corp.
CPI-YoY + 1.10%, 1.75% (B), 11/19/2024, MTN	5,000,000	5,225,000
4.18%, 11/25/2027, MTN	626,000	717,219
Fixed until 04/24/2037, 4.24% (B), 04/24/2038	891,000	1,085,783
Barclays Bank PLC
CPI-YoY + 1.00%, 1.65% (B), 05/22/2023, MTN	2,600,000	2,650,700
BBVA Bancomer SA
Fixed until 01/18/2028, 5.13% (B), 01/18/2033 (A)	334,000	321,475
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (B), 09/30/2028 (A)	1,028,000	1,027,874
Citigroup, Inc.
1.38 * CPI-YoY, 1.36% (B), 03/27/2025, MTN	1,000,000	1,030,900
4.65%, 07/23/2048	865,000	1,140,755
Corestates Capital II
3-Month LIBOR + 0.65%, 0.93% (B), 01/15/2027 (A)	244,000	219,341
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (B), 06/16/2026 (A)	257,000	262,536
Fixed until 01/10/2028, 4.00% (B), 01/10/2033 (A)	751,000	823,984
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	200,000	212,260
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	224,000	240,331
Natwest Group PLC
Fixed until 03/08/2022, 2.00% (B), 03/08/2023, MTN (D)	EUR 400,000	479,162
Fixed until 08/28/2030, 3.03% (B), 11/28/2035	$ 499,000	479,329
Fixed until 06/25/2023, 4.52% (B), 06/25/2024	630,000	679,031
Fixed until 08/15/2021 (C), 8.63% (B)	234,000	239,850
Standard Chartered PLC
Fixed until 07/26/2025 (C), 6.00% (A) (B)	222,000	225,885

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UniCredit SpA
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	$ 660,000	$ 672,375
Zions Bancorp NA
3.25%, 10/29/2029	762,000	759,461

		19,263,093

Building Products - 0.6%
Masco Corp.
2.00%, 10/01/2030	111,000	111,042
3.50%, 11/15/2027	827,000	925,536

		1,036,578

Capital Markets - 0.7%
Deutsche Bank AG
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	386,000	388,683
Goldman Sachs Group, Inc.
Fixed until 11/10/2022 (C), 5.00% (B) (E)	759,000	724,845

		1,113,528

Chemicals - 0.5%
Dow Chemical Co.
5.25%, 11/15/2041	307,000	377,845
Huntsman International LLC
4.50%, 05/01/2029	370,000	416,200

		794,045

Consumer Finance - 0.1%
Navient Corp.
CPI-YoY + 2.15%, 2.80% (B), 12/15/2020, MTN	189,000	186,401

Food Products - 0.5%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (A)	670,000	783,783

Insurance - 0.5%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.41% (B), 02/12/2067 (A)	1,051,000	904,079

Metals & Mining - 2.7%
Anglo American Capital PLC
2.63%, 09/10/2030 (A) (E)	291,000	290,208
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030 (F)	384,000	393,916
Glencore Funding LLC
4.00%, 04/16/2025 (A)	348,000	381,961
Newcrest Finance Pty, Ltd.
4.20%, 05/13/2050 (A) (E)	179,000	209,218
5.75%, 11/15/2041 (A)	515,000	699,451
Newmont Corp.
2.25%, 10/01/2030	608,000	627,471
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	86,000	84,147
Steel Dynamics, Inc.
3.25%, 01/15/2031	143,000	153,012
3.45%, 04/15/2030	189,000	208,381
Teck Resources, Ltd.
3.90%, 07/15/2030 (A)	235,000	245,887
6.13%, 10/01/2035	879,000	1,050,739

Transamerica Series Trust	Page 1

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Vale Overseas, Ltd.
3.75%, 07/08/2030	$ 139,000	$ 143,031

		4,487,422

Multi-Utilities - 0.1%
WEC Energy Group, Inc.
3-Month LIBOR + 2.11%, 2.39% (B), 05/15/2067
	242,000	196,398

Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.
4.25%, 01/15/2030	400,000	360,370
4.88%, 11/15/2027	79,000	74,655
BP Capital Markets America, Inc.
3.00%, 02/24/2050	743,000	715,207
Cenovus Energy, Inc.
4.25%, 04/15/2027	474,000	428,534
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (A)	130,000	135,120
Enable Midstream Partners, LP
4.95%, 05/15/2028	260,000	253,844
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (B), 07/15/2077	874,000	828,196
Energy Transfer Operating, LP
5.80%, 06/15/2038	318,000	319,891
Fixed until 02/15/2023 (C), 6.25% (B)	755,000	492,638
EnLink Midstream Partners, LP
Fixed until 12/15/2022 (C), 6.00% (B)	142,000	56,800
Enterprise Products Operating LLC
3.20%, 02/15/2052	390,000	360,395
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	278,000	264,726
Kinder Morgan, Inc.
3.25%, 08/01/2050	284,000	255,753
MPLX, LP
2.65%, 08/15/2030	304,000	296,723
4.25%, 12/01/2027	380,000	425,901
Fixed until 02/15/2023 (C), 6.88% (B) (E)	381,000	311,995
Noble Energy, Inc.
3.85%, 01/15/2028 (E)	130,000	147,627
Valero Energy Corp.
2.15%, 09/15/2027	276,000	274,886

		6,003,261

Pharmaceuticals - 0.3%
Upjohn, Inc.
3.85%, 06/22/2040 (A)	437,000	471,997

Transportation Infrastructure - 0.5%
Penske Truck Leasing Co., LP / PTL Finance Corp.
3.35%, 11/01/2029 (A)	730,000	776,073

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
3.00%, 02/15/2041 (A) (F)	119,000	117,748

Total Corporate Debt Securities (Cost $35,158,417)		36,134,406

FOREIGN GOVERNMENT OBLIGATIONS - 23.0%
Australia - 3.0%
Australia Government Bond
0.75%, 11/21/2027 (D)	AUD 6,000,000	4,951,406

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada - 3.3%
Canada Government Real Return Bond
4.25%, 12/01/2021	CAD 6,771,068	$ 5,348,816

Italy - 1.3%
Italy Buoni Poliennali del Tesoro
0.55%, 05/21/2026 (D)	EUR 1,745,538	2,057,525

Mexico - 1.2%
Mexico Udibonos
Series S,
2.50%, 12/10/2020	MXN 18,404,317	836,520
4.50%, 12/04/2025	20,881,368	1,090,762

		1,927,282

New Zealand - 5.7%
New Zealand Government Inflation-Linked Bond
2.00%, 09/20/2025 (D)	NZD 11,200,000	9,282,518

Spain - 5.3%
Spain Government Inflation-Linked Bond
0.30%, 11/30/2021	EUR 3,142,050	3,721,103
1.00%, 11/30/2030 (D)	3,659,411	4,959,970

		8,681,073

United Kingdom - 3.2%
U.K. Gilt Inflation-Linked
0.13%, 03/22/2024 - 03/22/2044 (D)	GBP 2,335,767	4,278,974
1.25%, 11/22/2032 (D)	447,051	926,724

		5,205,698

Total Foreign Government Obligations (Cost $35,963,836)		37,454,318

MORTGAGE-BACKED SECURITIES - 0.7%
Benchmark Mortgage Trust
Series 2018-B1, Class A2,
3.57%, 01/15/2051	$ 230,000	239,480
Jackson Park Trust
Series 2019-LIC, Class A,
2.77%, 10/14/2039 (A)	800,000	854,225

Total Mortgage-Backed Securities (Cost $1,034,476)		1,093,705

U.S. GOVERNMENT OBLIGATIONS - 52.9%
U.S. Treasury Inflation-Protected Securities - 52.9%
U.S. Treasury Inflation-Indexed Bond
0.63%, 02/15/2043	2,816,925	3,475,821
0.75%, 02/15/2042 - 02/15/2045	5,652,216	7,176,947
1.00%, 02/15/2046	2,678,003	3,618,407
1.38%, 02/15/2044	2,612,143	3,721,112
2.00%, 01/15/2026	2,610,440	3,075,170
2.38%, 01/15/2025 - 01/15/2027	7,301,666	8,672,557
2.50%, 01/15/2029	603,300	788,312
3.63%, 04/15/2028	961,014	1,318,147
U.S. Treasury Inflation-Indexed Note
0.13%, 04/15/2022 - 01/15/2030	20,921,820	21,903,505
0.25%, 01/15/2025 - 07/15/2029	4,460,142	4,916,738
0.38%, 07/15/2025	4,380,564	4,756,334
0.38%, 01/15/2027 (E)	3,699,918	4,071,499
0.50%, 01/15/2028	5,482,253	6,154,043
0.63%, 01/15/2024	2,220,520	2,359,823
0.63%, 01/15/2026 (E)	5,161,509	5,690,463
0.75%, 07/15/2028	3,921,714	4,519,265

Total U.S. Government Obligations (Cost $75,958,655)		86,218,143

Transamerica Series Trust	Page 2

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%
Banks - 0.3%
Banco Santander SA,
Series 6, 3-Month LIBOR + 0.52%, 4.00% (B)	3,500	$ 81,585
US Bancorp,
Series A, 3-Month LIBOR + 1.02%, 3.50% (B)	500	484,425

Total Preferred Stocks (Cost $500,925)		566,010

SHORT-TERM INVESTMENT COMPANY - 0.6%
Money Market Fund - 0.6%
State Street Institutional U.S. Government Money Market Fund, 0.03% (G)	978,453	978,453

Total Short-Term Investment Company (Cost $978,453)		978,453

OTHER INVESTMENT COMPANY - 1.4%
Securities Lending Collateral - 1.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (G)	2,310,473	2,310,473

Total Other Investment Company (Cost $2,310,473)		2,310,473

Total Investments (Cost $152,289,295)		165,156,885
Net Other Assets (Liabilities) - (1.2)%		(2,030,761)

Net Assets - 100.0%		$ 163,126,124

Transamerica Series Trust	Page 3

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	10/22/2020	USD	4,088,243	AUD	5,750,000	$—	$(30,401)
JPMS	10/22/2020	USD	3,789,609	CAD	5,094,225	—	(36,450)
JPMS	10/22/2020	USD	11,311,220	EUR	9,826,000	—	(214,659)
JPMS	10/22/2020	USD	5,025,827	GBP	3,940,000	—	(58,744)
JPMS	10/22/2020	USD	1,767,283	MXN	40,000,000	—	(36,868)
JPMS	10/22/2020	USD	8,353,904	NZD	12,606,629	14,029	—
JPMS	10/22/2020	EUR	210,000	USD	245,943	387	—

Total						$14,416	$(377,122)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$401,377	$—	$401,377
Corporate Debt Securities	—	36,134,406	—	36,134,406
Foreign Government Obligations	—	37,454,318	—	37,454,318
Mortgage-Backed Securities	—	1,093,705	—	1,093,705
U.S. Government Obligations	—	86,218,143	—	86,218,143
Preferred Stocks	566,010	—	—	566,010
Short-Term Investment Company	978,453	—	—	978,453
Other Investment Company	2,310,473	—	—	2,310,473

Total Investments	$3,854,936	$161,301,949	$—	$165,156,885

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$14,416	$—	$14,416

Total Other Financial Instruments	$—	$14,416	$—	$14,416

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$(377,122)	$—	$(377,122)

Total Other Financial Instruments	$—	$(377,122)	$—	$(377,122)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $10,036,857, representing 6.2% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2020, the total value of Regulation S securities is $26,936,279, representing 16.5% of the Portfolio’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,216,279, collateralized by cash collateral of $2,310,473 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $973,107. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at September 30, 2020.
(H)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 4

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Transamerica Series Trust	Page 5

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 6

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 7